Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt
Long-term debt consists of the following:

(in thousands, except rates) Description:	December 31, 2014	December 31, 2013	Interest Type	Current Interest Rate % (1)	Financing Type
Term Loan, due 2019	$573,500	$—	Variable	5.33 (2)	Term debt
Mt. Signal, due 2038	402,440	—	Fixed	6.00	Senior notes
CAP, due 2032	211,377	243,581	Variable	7.00 - 7.29	Term debt
Regulus Solar, due 2034	85,000	—	Fixed	5.80	Note facility
Regulus Solar, due 2024	50,433	—	Variable	2.22 (3)	Term debt
Regulus Solar, due 2015 – 2016	—	44,400	Fixed	18.00	Construction debt
Fairwinds and Crundale, due 2016	61,982	—	Fixed	2.50	Term debt
Nellis, due 2027	42,248	—	Imputed	5.75	Senior notes
SunE Perpetual Lindsay, due 2015	42,992	—	Variable	3.3	Construction debt and Harmonized Sales Tax Facility
California Public Institutions, due 2024 – 2030	16,861	9,270	Variable	3.39 (4)	Term debt
U.S. Projects 2009 – 2013, due 2024 – 2026	9,338	10,206	Fixed	11.1 - 11.3	Solar program loans
U.S. Projects 2009 – 2013	—	8,638	Fixed	5.0 - 5.75	Term debt
Enfinity, due 2032	6,470	6,775	Stated	1.745	Term debt
U.K Call Right Projects	52,675	—	Variable	2.50	Construction debt
U.S. Call Right Projects	1,851	—	Variable	5.75	Construction debt
Alamosa	—	29,171	Fixed	2.98	Capital lease obligations
Financing lease obligations:
Enfinity, due 2025 – 2032	29,124	31,494	Fixed	5.62 - 7.26	Financing lease obligations
HES Portfolio, due 2019 – 2028	24,538	—	Imputed	6.50	Financing lease obligations
Summit Solar U.S., due 2020 – 2032	23,127	—	Fixed	5.75	Financing lease obligations
Regulus Solar, due 2034	9,138	—	Fixed	1.87	Financing lease obligations
U.S. Projects 2014, due 2019	6,869	—	Imputed	6.00	Financing lease obligations
DG 2014 Portfolio 1, due 2023	1,185	—	Fixed	7.26	Financing lease obligations
SunE Solar Fund X	—	55,616	Fixed	3.91 - 5.11	Financing lease obligations
Total Principal long-term debt and financing and capital lease obligations	$1,651,148	$439,151
Less current maturities	(84,104)	(37,455)
Net unamortized (discount) premium	1,473	(1,871)
Long-term debt and financing and capital lease obligations, less current portion	$1,568,517	$399,825
———
(1) The weighted average effective interest rate for all debt outstanding, including financing lease obligations, during the period was 7.3%.
(2) The variable rate as of December 31, 2014 was 4.75%. The Company has entered into an interest rate swap agreement (see Note 11) fixing the interest rate at 5.33% for the next three years.
(3) The variable rate as of December 31, 2014 was 2.66% on the Regulus term loan balance of $50.4M. The Company has entered into an interest rate swap agreement (see Note 11) fixing the interest rate at 2.22% for the next three years.
(4) The variable rate as of December 31, 2014 was 3.13%. The Company has entered into a series of interest rate swap agreement (see Note 11) fixing the interest rate at a weighted average of 3.39% through 2028.

Schedule of Future Minimum Lease Payments for Capital Leases	Obligations for 2015 through 2019 and thereafter are as follows:

(In thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Minimum lease obligations	$6,292	$6,612	$6,947	$6,889	$16,395	$50,846	$93,981

Schedule of Maturities of Long-term Debt
The aggregate amounts of payments on long-term debt due after December 31, 2014 are as follows:

(In thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Maturities of long-term debt as of December 31, 2014	$77,587	$147,470	$33,809	$35,115	$580,961	$682,225	$1,557,167